OTHER NON-CURRENT ASSETS (Details) In Thousands, unless otherwise specified					12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 08, 2010 Arrangement with Weifang Hospital [Member] CNY	Dec. 31, 2012 Arrangement to Provide Services for Positron Emission Tomography Center [Member] CNY	Mar. 08, 2010 Arrangement to Provide Services for Positron Emission Tomography Center [Member] CNY	Dec. 31, 2012 Arrangement to Provide Services for Linear Accelerators Center [Member]	Mar. 08, 2010 Arrangement to Provide Services for Linear Accelerators Center [Member] CNY	Jun. 21, 2011 Arrangement for CyberKnife Robotic Radiosurgery System [Member] USD ($)	Jun. 21, 2011 Arrangement for CyberKnife Robotic Radiosurgery System [Member] CNY	Dec. 31, 2012 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Dec. 31, 2012 Arrangement Management Services at Hanzhong Hospital [Member] CNY	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] CNY
OTHER NON-CURRENT ASSETS [Abstract]
Deferred costs	$ 379	2,363	3,750
Deposit for land use right	4,085	25,451
Others	2,628	16,370	11,321
Other non-current assets	18,420	114,758	86,731
Deposit Assets [Line Items]
Deposits- long-term	11,328	70,574	71,660	40,000		30,000		10,000	3,789	23,608	1,118	6,967	1,525	9,500
Installment amount					3,000
Number of installments					7
Final portion of deposit, subject to possible refund					9,000
Final portion of deposit, minimum profit of counterparty					3,000
Refund term									15 years	15 years
Installment end date							Mar. 31, 2012				May 31, 2020	May 31, 2020